Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of profit (loss) before taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
U.S.	$4,090	$2,250	$778
Non-U.S.	4,146	4,475	2,972
	$8,236	$6,725	$3,750

Components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Current tax provision (benefit):
U.S.	$971	$750	$247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
	2,277	1,836	936

Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
	251	(116)	32
Total provision (benefit) for income taxes	$2,528	$1,720	$968

Reconciliation of the U.S. federal statutory rate to effective rate
Reconciliation of the U.S. federal statutory rate to effective rate:

(Millions of dollars)	Years ended December 31,
	2012		2011		2010
Taxes at U.S. statutory rate	$2,882	35.0%	$2,354	35.0%	$1,313	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342)	(4.2)%	(467)	(6.9)%	(339)	(9.0)%
State and local taxes, net of federal	55	0.7%	30	0.4%	27	0.7%
Interest and penalties, net of tax	22	0.3%	25	0.4%	16	0.4%
U.S. research and production incentives	(80)	(1.0)%	(152)	(2.3)%	(74)	(2.0)%
Other—net	(27)	(0.3)%	(7)	(0.1)%	(5)	(0.1)%
	2,510	30.5%	1,783	26.5%	938	25.0%

Prior year tax and interest adjustments	(300)	(3.7)%	41	0.6%	(34)	(0.9)%
Nondeductible goodwill	318	3.9%	33	0.5%	—	—%
Release of valuation allowances	—	—%	(24)	(0.3)%	(26)	(0.7)%
Non-U.S. earnings reinvestment changes	—	—%	(113)	(1.7)%	—	—%
Tax law change related to Medicare subsidies	—	—%	—	—%	90	2.4%
Provision (benefit) for income taxes	$2,528	30.7%	$1,720	25.6%	$968	25.8%

Deferred income tax assets and liabilities
The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Assets:
Deferred and refundable income taxes	$979	$1,044	$579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
	2,842	3,049	2,916
Liabilities:
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes—net	$2,292	$2,421	$2,767

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2012	2011	2010
Deferred income tax assets:
Pension	$2,100	$2,130	$1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock-based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other—net	491	537	404
	6,187	6,202	4,946

Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	—
	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes—net	$2,292	$2,421	$2,767

Summary of net operating loss carryforwards
At December 31, 2012, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2033	Unlimited	Total
$6	$11	$10	$8	$576	$1,135	$1,746

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Balance at January 1,	$958	$789	$761

Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements [2]	(191)	—	—
Reductions for expiration of statute of limitations	(28)	(27)	(3)

Balance at December 31,	$715	$958	$789

Amount that, if recognized, would impact the effective tax rate	$669	$835	$667

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.